Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 9,929	$ 8,891
Share-based payments	14,276	11,946
Key management personnel compensation	$ 24,205	$ 20,837